OTHER INCOME, NET	12 Months Ended
Dec. 31, 2017
OTHER INCOME (EXPENSE), NET
OTHER INCOME, NET
16. OTHER INCOME, NET

Other income, net consists of the following:

	For the Years Ended December 31,
	2015	2016	2017
American Depositary Receipt reimbursement	9,917,716	-	-
Tax refund	-	979,794	518,171
Others	287,559	464,335	1,438,848
Total	10,205,275	1,444,129	1,957,019